Related Party Transactions (Details) - Schedule of remuneration of directors and key management personnel - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Remuneration Of Directors And Key Management Personnel Abstract
Salaries and benefits	$ 1,264,187	$ 109,733